Annual Total Returns - Fidelity Freedom® 2060 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2060 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2060 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.83%)
Annual Return 2019	25.44%
Annual Return 2020	18.33%